Schedule of Investments (unaudited)
July 31, 2026
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	347,891	$ 202,730,001
Banks — 1.9%
Cullen/Frost Bankers, Inc.	116,049	19,303,591
M&T Bank Corp.	264,198	65,069,325
PNC Financial Services Group, Inc. (The)	809,336	202,228,786
		286,601,702
Beverages — 8.4%
Coca-Cola Co. (The)	6,976,508	611,072,336
Constellation Brands, Inc., Class A	288,592	37,583,336
Keurig Dr. Pepper, Inc.	2,707,627	84,261,352
PepsiCo, Inc.	3,709,422	517,686,934
		1,250,603,958
Biotechnology — 8.9%
AbbVie, Inc.	3,669,261	920,764,355
Amgen, Inc.	1,049,940	404,394,891
		1,325,159,246
Building Products — 0.1%
A. O. Smith Corp.	175,476	10,551,372
Capital Markets — 2.5%
Blackstone, Inc., Class A	2,037,957	260,349,007
Carlyle Group, Inc. (The)	463,815	21,344,766
Moelis & Co., Class A	138,413	9,284,744
T Rowe Price Group, Inc.	703,042	78,564,944
		369,543,461
Chemicals — 0.8%
Air Products & Chemicals, Inc.	389,559	114,877,054
Diversified Telecommunication Services — 5.5%
Verizon Communications, Inc.	17,591,220	823,445,008
Electric Utilities — 4.8%
Alliant Energy Corp.	516,480	36,556,454
Duke Energy Corp.	1,817,547	227,974,920
Evergy, Inc.	523,533	43,458,474
FirstEnergy Corp.	1,485,906	71,784,119
IDACORP, Inc.	90,805	12,976,943
OGE Energy Corp.	505,595	23,939,923
PPL Corp.	1,557,107	54,825,738
Southern Co. (The)	2,515,218	237,788,710
TXNM Energy, Inc.	199,560	11,558,515
		720,863,796
Energy Equipment & Services — 0.1%
Archrock, Inc.	289,023	10,335,463
Financial Services — 0.1%
MGIC Investment Corp.	310,885	9,338,985
Food Products — 1.6%
Hershey Co. (The)	315,249	55,184,338
Ingredion, Inc.	128,592	12,789,760
Mondelez International, Inc., Class A	2,817,924	175,584,844
		243,558,942
Gas Utilities — 0.2%
National Fuel Gas Co.	179,821	14,801,067
New Jersey Resources Corp.	228,762	13,243,032
		28,044,099
Security	Shares	Value
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	3,243,507	$ 342,838,690
Medtronic PLC	3,024,088	258,226,874
		601,065,564
Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants, Inc.	234,611	47,762,107
Domino’s Pizza, Inc.	51,228	17,798,656
McDonald’s Corp.	1,274,479	344,924,997
Starbucks Corp.	1,989,595	209,404,874
		619,890,634
Household Products — 5.4%
Kimberly-Clark Corp.	1,167,499	127,619,316
Procter & Gamble Co. (The)	4,671,744	675,020,291
Reynolds Consumer Products, Inc.	150,609	3,756,188
		806,395,795
Insurance — 0.2%
American Financial Group, Inc.	129,146	18,302,571
Erie Indemnity Co., Class A, NVS	44,044	10,660,410
		28,962,981
Machinery — 1.2%
Illinois Tool Works, Inc.	494,543	141,909,114
Snap-on, Inc.	85,743	35,189,785
		177,098,899
Multi-Utilities — 2.5%
Ameren Corp.	518,606	56,844,404
CMS Energy Corp.	664,758	47,855,928
DTE Energy Co.	449,796	63,812,559
NiSource, Inc.	840,652	37,350,168
Public Service Enterprise Group, Inc.	1,150,939	88,254,002
WEC Energy Group, Inc.	746,388	81,669,775
		375,786,836
Oil, Gas & Consumable Fuels — 20.9%
Antero Midstream Corp.	895,642	19,677,255
Chevron Corp.	4,654,578	916,160,588
ConocoPhillips	2,304,096	277,597,486
DT Midstream, Inc.	169,544	23,397,072
EOG Resources, Inc.	1,036,766	154,156,736
ExxonMobil Holdings Corp.	7,577,925	1,177,912,662
Kinder Morgan, Inc.	5,006,170	161,098,551
Magnolia Oil & Gas Corp., Class A	291,195	7,486,623
ONEOK, Inc.	2,019,131	183,357,286
Viper Energy, Inc., Class A	768,238	34,271,097
Williams Cos., Inc. (The)	2,386,622	170,738,938
		3,125,854,294
Personal Care Products — 0.7%
Kenvue, Inc.	5,495,574	105,734,844
Pharmaceuticals — 11.0%
Bristol-Myers Squibb Co.	6,181,442	403,709,977
Merck & Co., Inc.	4,574,100	595,547,820
Pfizer, Inc.	25,487,075	637,431,746
		1,636,689,543
Professional Services — 1.0%
Broadridge Financial Solutions, Inc.	202,154	31,121,608
Paychex, Inc.	1,044,174	122,001,290
		153,122,898
Specialty Retail — 4.4%
Home Depot, Inc. (The)	2,003,881	665,208,337

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 7.5%
Altria Group, Inc.	6,693,194	$ 457,345,946
Philip Morris International, Inc.	3,479,049	663,872,130
		1,121,218,076
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	82,424	10,171,121
Watsco, Inc.	82,736	25,590,245
		35,761,366
Water Utilities — 0.2%
Essential Utilities, Inc.	712,233	28,382,485
Total Long-Term Investments — 99.6% (Cost: $13,030,782,980)		14,876,825,639
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(b)	17,433,296	17,433,296
Total Short-Term Securities — 0.1% (Cost: $17,433,296)		17,433,296
Total Investments — 99.7% (Cost: $13,048,216,276)		14,894,258,935
Other Assets Less Liabilities — 0.3%		47,290,263
Net Assets — 100.0%		$ 14,941,549,198

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 24,462,870	$ —	$ (7,029,574)(a)	$ —	$ —	$ 17,433,296	17,433,296	$ 212,497	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	440	09/18/26	$ 37,866	$ 503,092
E-Mini Dow Jones Industrial Average Index	41	09/18/26	10,790	189,505
E-Mini Energy Select Sector Index	121	09/18/26	15,169	988,777
				$ 1,681,374

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core High Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,876,825,639	$ —	$ —	$ 14,876,825,639
Short-Term Securities
Money Market Funds	17,433,296	—	—	17,433,296
	$ 14,894,258,935	$ —	$ —	$ 14,894,258,935
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,681,374	$ —	$ —	$ 1,681,374

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares